Debt and Capital Lease Obligations - Acquisition debt (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Interest expense					$ 3,161	$ 2,682
Acquisition Debt.
Debt Instrument [Line Items]
Interest expense	$ 0	$ 270	$ 434	$ 363	$ 791
Minimum | Acquisition Debt.
Debt Instrument [Line Items]
Debt interest rate	0.44%		0.44%
Maximum | Acquisition Debt.
Debt Instrument [Line Items]
Debt interest rate	3.25%		3.25%